Note 6 - Servicing - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of year	$ 1,868	$ 1,132	$ 1,061
Capitalized servicing rights – new loan sales	258	628	690
Disposals (amortization based on loan payments and payoffs)	(192)	(187)	(326)
Change in fair value	437	295	(293)
Balance at end of year	$ 2,371	$ 1,868	$ 1,132